Tangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Tangible assets	Tangible assets
13.1. Property and equipment

	December 31, 2024	December 31, 2023
Real estate	436,423,792	484,540,109
Furniture and facilities	82,711,872	83,491,519
Right of use – Real Estate	57,029,285	53,004,486
Machinery and equipment	48,444,939	17,173,215
Works in progress	19,862,736	8,884,230
Automobiles	2,074,744	2,313,650
TOTAL	646,547,368	649,407,209
Changes in the item for years 2024 and 2023 are included below:

					Impairment	Depreciation
	Cost as of December 31, 2023	Transfer to investment properties	Additions	Disposals (1)	Reversals	Accumulated as of December 31, 2023	Transfer to investment properties	Disposals (1)	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Real estate	553,042,144	(47,800,365)	3,965,164	8,153,728	4,576,625	68,502,035	(5,698,979)	5,468,993	11,871,985	69,206,048	436,423,792
Furniture and facilities	180,422,468	—	17,927,686	16,541,832	—	96,930,949	—	16,541,786	18,707,287	99,096,450	82,711,872
Rights of use – Real estate	106,946,603	—	14,028,401	14,268,200	—	53,942,117	—	8,327,880	4,063,282	49,677,519	57,029,285
Machinery and equipment	34,984,084	—	53,892,251	11,228,689	—	17,810,869	—	11,230,344	22,622,182	29,202,707	48,444,939
Work in progress	8,884,230	—	17,446,861	6,468,355	—	—	—	—	—	—	19,862,736
Automobiles	5,468,044	—	723,660	442,940	—	3,154,394	—	240,416	760,042	3,674,020	2,074,744
Total	889,747,573	(47,800,365)	107,984,023	57,103,744	4,576,625	240,340,364	(5,698,979)	41,809,419	58,024,778	250,856,744	646,547,368

				Impairment		Depreciation
	Cost as of December 31, 2022	Additions	Disposals (1)	Loss	Reversals	Accumulated as of December 31, 2022	Disposals (1)	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Real estate	545,402,595	15,759,793	8,813,919	1,735,867	2,429,542	65,217,886	8,540,645	11,824,794	68,502,035	484,540,109
Furniture and facilities	173,938,549	14,858,656	8,374,737	—	—	87,347,699	8,361,929	17,945,179	96,930,949	83,491,519
Rights of use – Real estate	93,930,002	20,795,120	7,778,519	—	—	54,220,934	5,509,446	5,230,629	53,942,117	53,004,486
Machinery and equipment	46,958,668	10,576,312	22,550,896	—	—	25,809,289	22,550,897	14,552,477	17,810,869	17,173,215
Work in progress	22,175,719	9,449,544	22,741,033	—	—	—	—	—	—	8,884,230
Automobiles	4,634,513	1,171,940	338,409	—	—	2,735,505	276,674	695,563	3,154,394	2,313,650
Total	887,040,046	72,611,365	70,597,513	1,735,867	2,429,542	235,331,313	45,239,591	50,248,642	240,340,364	649,407,209
(1)Includes write-off of fully depreciated items and finalized constructions.
As mentioned in note 2.3.12, as of December 31, 2024, the recoverable value of Property and equipment exceeds its carrying amount.
As of December 31, 2023, the impairment of certain assets recorded in the Property and equipment item was recognized for 4,576,625.
13.2. Investment properties
Investment properties include pieces of real estate leased to third parties. The average term of lease agreements is 6 years. Subsequent renewals are negotiated with the lessee. The Group has classified these leases as operating leases, since these arrangements do not substantially transfer all risks and benefits inherent to the ownership of the assets. The rental income is recognized under “Other operating income” on a straight-line basis during the term of the lease.
Below are the changes in investment properties:

			Impairment	Depreciation
	Cost as of December 31, 2023	Transfer to investment properties	Loss	Accumulated as of December 31, 2023	Transfer to investment properties	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Real estate	140,534,065	47,800,365	37,136,276	9,543,542	5,698,979	2,692,311	17,934,832	133,263,322
Total	140,534,065	47,800,365	37,136,276	9,543,542	5,698,979	2,692,311	17,934,832	133,263,322

		Impairment	Depreciation
	Cost as of December 31, 2022	Loss	Accumulated as of December 31, 2022	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Real estate	141,053,024	518,959	7,206,963	2,336,579	9,543,542	130,990,523
Total	141,053,024	518,959	7,206,963	2,336,579	9,543,542	130,990,523

As mentioned in note 2.3.12, as of December 31, 2024 and 2023, the recoverable value of investment properties does not exceed their carrying amount considering the impairment recorded at those dates in the properties detailed below.
The impairment loss is disclosed in Note 31 – Other operating expenses, Loss from sale or impairment of investment properties and other non-financial assets.

	Impairment Loss
	December 31, 2024	December 31, 2023
Real Estate - Torre BBVA	(16,683,862)	—
Real Estate - Della Paolera	(10,877,934)	—
Real Estate - Edificio Tesla	(8,605,852)	—
Real Estate - Viamonte	(1,487,587)	(518,959)
Total	(37,655,235)	(518,959)